Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses (in Dollars)	$ 2,590,291	$ 2,590,291	$ 2,590,291
Revenues from contracts with customers, percentage	5.10%	2.10%
Customer Concentration Risk [Member] | Broker One [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	91.00%	81.00%
Customer Concentration Risk [Member] | Broker Two [Member] | Commission Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	7.00%	16.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	35.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	49.00%		37.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.00%		27.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			17.00%